Leases and Commitments	12 Months Ended
Dec. 31, 2011
Leases and Commitments [Abstract]
Leases and Commitments
Note 17 - Leases and Commitments

Future minimum payments under non-cancelable land and office space operating leases with remaining terms in excess of one year are presented as follows: 2012 - $881,000; 2013 - $795,000; 2014 - $724,000; 2015 - $736,000; 2016 and thereafter is $2,427,000.  The land and office space leases contain customary escalation clauses.  Two of the branch office leases are with a related party (director).  The Company or the Subsidiary Banks are responsible for taxes, insurance and maintenance during the lease term under certain leases.  Future minimum payments due under the Company's long-term data processing contract are as follows: 2012 - $1,224,000; 2013 - $1,248,000; 2014 - $1,273,000; and 2015 - $1,191,000.  The contract contains customary escalation and buyout clauses.

The net rental expense for all office space operating leases amounted to $1,161,000 in 2011, $1,272,000 in 2010 and $636,000 in 2009.  The leases on the office space have five to twenty-year renewal options and typically require increased rental payments under consumer price index escalation clauses.